Average Annual Total Returns - Class ACIS - DWS ESG International Core Equity Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax Since Inception	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions Since Inception	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares Since Inception	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax Since Inception	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax Since Inception	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax Since Inception	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 11, 2014	3.46%	4.86%	4.40%	4.07%	4.90%	4.41%	3.15%	4.10%	3.69%	Nov. 11, 2014	8.92%	5.32%	4.63%	Nov. 11, 2014	10.01%	6.38%	5.68%	Nov. 11, 2014	9.99%	6.29%	5.59%	7.82%	7.45%	5.57%